Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables, gross	$ 10,549	$ 12
Less: allowance for credit losses	(3,515)
Trade receivables, net	7,034	12
Prepaid media costs	5,260
Rebate receivables	510
Deposits	1,212	196
Prepayments	3,208	137
Loans receivable	4,830
Interest receivables	15	11
VAT recoverable	821
Others	202
Trade and other receivables	23,092	356
Less: non-current rental deposits	(501)
Trade and other current receivables	$ 22,591	$ 356